SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

28.   SEGMENT REPORTING

For the years ended December 31, 2020, 2021 and 2022, the Group had two operating segments, including network and hospital. The operating segments also represented the reporting segments. The Group’s CODM assess the performance of the operating segments based on the measures of revenues costs and gross profit (loss) by the network and hospital segment. After the disposal of CHS on November 19, 2020, the Group’s hospital reporting segment is only consisted of hospitals located in the PRC. Other than the information provided below, the CODM do not use any other measures by segments.

Summarized information by segments for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31, 2022
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	254,442	217,643	472,085	68,446
Cost of sales	(225,245)	(399,249)	(624,494)	(90,543)
Gross profit (loss)	29,197	(181,606)	(152,409)	(22,097)

	For the year ended December 31, 2021
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	324,458	161,175	485,633
Cost of sales	(253,826)	(288,704)	(542,530)
Gross profit (loss)	70,632	(127,529)	(56,897)

	For the year ended December 31, 2020
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	115,959	107,052	223,011
Cost of sales	(52,725)	(157,203)	(209,928)
Gross profit (loss)	63,234	(50,151)	13,083

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Segment assets
Network	1,849,432	2,048,126	296,951
Hospital	4,380,519	3,956,808	573,683
Total segment assets	6,229,951	6,004,934	870,634

Major Customers

For the year ended December 31, 2021 and 2022, one of the Company’s customers accounted for 11.9% and 12.2% of the Company’s total revenue, respectively, and no single customer represented 10% or more of total net revenue for the years ended December 31, 2020.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location.

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Revenues from PRC	199,370	485,633	472,085	68,446
Revenues from Singapore	23,641	—	—	—
Total revenues	223,011	485,633	472,085	68,446

Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
PRC	3,989,426	3,862,975	560,079
Singapore	—	—	—
Total long-lived assets	3,989,426	3,862,975	560,079